PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	September 30, 2024	September 30, 2023
Office furniture	$6,888	$6,625
Electronic equipment	27,404	34,541
Less: Accumulated depreciation	(30,344)	(29,470)
Total	$3,948	$11,696

For the years ended September 30, 2024, 2023 and 2022, depreciation expenses amounted to $6,816, $12,293 and $14,717, respectively.